Document and Entity Information	Nov. 29, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001251769
Document Type	8-K
Document Period End Date	Nov. 29, 2022
Entity Registrant Name	Apollo Endosurgery, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-35706
Entity Tax Identification Number	16-1630142
Entity Address, Address Line One	1120 S. Capital of Texas Highway
Entity Address, Address Line Two	Building 1
Entity Address, Address Line Three	Suite #300
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(512)
Local Phone Number	279-5100
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.001 par value per share
Trading Symbol	APEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false